Schedule of segment reporting (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 14,955,688	$ 19,050,555	$ 15,358,387	$ 24,201,834
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	3,496,034	4,453,249	4,697,422	12,637,595
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue	3,261,303	4,154,247	1,135,461
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	2,889,808	3,681,038	2,302,648
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	1,617,146	2,059,921
Customer E [member]
IfrsStatementLineItems [Line Items]
Revenue				4,759,149
Customer [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 11,264,291	$ 14,348,455	$ 8,135,531	$ 17,396,744